                 JOHN HANCOCK LIFE INSURANCE COMPANY of NEW YORK
                               601 Congress Street
                                Boston, MA 02210

May 5, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company of New York Separate Account A
         ("Registrant")
         Registration Statement on Form N-4
         File No. 033-79112

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the forms of the prospectus labeled Version A "Venture Variable Annuity" and Version B "Venture Variable Annuity" respectively, and the form of the statement of additional information dated May 1, 2006, contains no changes from the form of prospectus and statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on May 1, 2006.

     If you have any questions, please call Arnold Bergman, Chief
Counsel-Annuities, at (617) 663-2184.

Very truly yours,


/s/ Gustav C. Enzie
-------------------------------------
Gustav C. Enzie
Legal Specialist